Related Party Transactions (Details) - USD ($)			9 Months Ended	12 Months Ended
	Apr. 15, 2021	Jan. 13, 2021	Dec. 31, 2021	Dec. 31, 2022	Aug. 24, 2021
Related Party Transaction [Line Items]
Borrowed amount					$ 200,000
Price per share (in Dollars per share)				$ 10
Incurred expenses			$ 86,333	$ 120,000
Warrant [Member]
Related Party Transaction [Line Items]
Working capital loans				$ 1,150,000
Price per share (in Dollars per share)				$ 11.5
Over-Allotment Option [Member]
Related Party Transaction [Line Items]
Subject to forfeiture of shares (in Shares)	187,500
IPO [Member]
Related Party Transaction [Line Items]
Sponsor agreed to loan		$ 200,000
Sponsor [Member]
Related Party Transaction [Line Items]
Office space, secretarial and administrative services of per month				$ 10,000
Founder Shares [Member]
Related Party Transaction [Line Items]
Shares issued (in Shares)		1,437,500
Aggregate purchase price		$ 25,001
Subject to forfeiture of shares (in Shares)		187,500